August 8, 2008

Filed Via EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life (N.Y.) Variable Account J (“Registrant”)
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
File Nos. 811-07837 & 333-136435
Your comments delivered via telephone on July 18, 2008

Dear Ms. Marquigny:

Thank you for your recent communication regarding the File referenced above.  We are filing a Post-Effective Amendment to provide responses to Staff comments.  An additional post-effective amendment will be filed to include Registrant and Depositor financial statements at the time the Staff is satisfied with Depositor’s responses.  A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this post-effective amendment along with a copy of this letter.  Page numbers noted below are to the red-lined courtesy copy of the prospectus.

1.	Staff Comment:
If a 2001 and 1980 CSO prospectus are available under one registration statement, the prospectuses need to identify the dates they are available.

Response:
The 1980 CSO prospectus has been filed with a November 1, 2008 date and includes all relevant revisions discussed herein. As indicated by Staff as a viable option, the cover page of that prospectus indicates the Policy is available for sale through December 31, 2008.  The 2001 CSO prospectus indicates on its cover page that the Policy is available for sale on and after January 1, 2009.

2.	Staff Comment:
Please add “Corporate” to the product title.

Response:
“Corporate” has been added parenthetically beneath Sun Life Large Case VUL on the cover page.  Additionally, to emphasize the distribution of this product, the first paragraph of the cover page of the prospectus has been changed to state the Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.  The Use of Policy section in the Risk/Benefit Summary (p. 5) has been changed to reaffirm corporate distribution of the Policy.

3.	Staff Comment:
Delete reference to the “master application” as this is a term applicable to group insurance not insurance issued on an individual basis.

Response:
Reference to a master application has been deleted from the About the Policy section (p. 11). Additionally, the second paragraph of the About the Policy section (p. 11) has been revised to state that to qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for said underwriting basis.

4.	Staff Comment:
In the Contract Risks section of the Risk/Benefit Summary, the Staff requests the following statement be inserted:  “It is unsuitable to purchase a life insurance policy as a short-term investment vehicle.

Response:
The Contract Risks section of the Risk/Benefit Summary has been revised by the addition of the following statement:  “It is unsuitable to purchase a life insurance policy as a short-term investment vehicle.”

5.	Staff Comment:
The Right to Return Period section in the Risk/Benefit Summary needs to include a directive to the internal Right to Return Period section for additional information about refunds.

Response:
The Right to Return Period section (p. 7) has been revised to direct the Owner’s attention to the Right to Return Policy Period section on page 12 for additional detail.

6.	Staff Comment:
In the Fee Table, “minimum” should only be present for charges that vary based on individual insured characteristics.  Change “minimum” to “current” in all instances where “minimum” is incorrect.

Response:
The Premium Expense Load section and Deferred Expense Load on Policy Year 1 Premium section of the Fee Table has been revised to replace “minimum” with “current”.

7.	Staff Comment:
The cost of insurance charges footnote and mortality and expense charge footnote need to be expanded to state the charges shown are annual charges.

Response:
The cost of insurance charge footnote (3) has been revised to state the charges shown are monthly charges and are deducted on a monthly basis.  The mortality and expense charge footnote (5) has been revised to state the charges shown are annual charges and charges are deducted on a daily basis.

8.	Staff Comment:
The Fee Table should be supplemented to add “maximum charge” in the left-hand column of the Loan Interest section.

Response:
The Fee Table has been supplemented with “maximum charge” in the left-hand column of the Loan Interest section.

9.	Staff Comment:
The Staff asks for confirmation that no investment options are Fund of Funds options.

Response:
It is confirmed that no investment options are Fund of Funds options.

10.	Staff Comment:
The Funds section (p. 10) should be revised to bold the text advising how to obtain Fund prospectuses.

Response:
The last sentence of the first paragraph of the Funds section which advises how to obtain Fund prospectuses has been bolded.

11.	Staff Comment:
The Staff requests the Initial Premium Payment section (p.12) be revised to reference the Owner receives a confirmation of the Investment Start Date.  The Staff also requests assurance the purchaser understands when coverage and investment begins.

Response:
The Initial Premium Payment section has been revised to indicate a confirmation statement will be sent to confirm the Investment Start Date.  No edit has been made to the definitions present (Issue Date, Investment Start Date) as the purchasers of this product understand when coverage begins and when investment begins.

12.	Staff Comment:
The first sentences of the second paragraph of the Additional Protection Benefit (APB) section (p. 13) need to be revised to make more clear that the APB Face Amount cost is part of the monthly cost of insurance deduction.

Response:
The first two sentences of the second paragraph of the Additional Protection Benefit (APB) section have been changed to read:  The cost of insurance associated with the APB Face Amount is deducted from the Account Value as part of the Monthly Cost of Insurance deduction.  This portion of the Monthly Cost of Insurance deduction for the APB Face Amount cost of insurance will cease when the APB Face Amount is terminated.

13.	Staff Comment:
The last bullet of the Net Investment Factor section (p. 17) should not be indented as it is the denominator for the three preceding bullets.

Response:
The last bullet of the Net Investment Factor section has been corrected to remove indentation.

14.	Staff Comment:
The Staff asks that the second paragraph of the Insured’s Attained Age 121 section (p. 18) be revised to make express that inconclusive tax treatment of the Policy begins at Attained Age 100.

Response:
The second paragraph of the Insured’s Attained Age 121 section has been revised to indicate the Policy may not qualify as life insurance beyond the Insured’s Attained Age 100, not Attained Age 121, which may result in adverse tax consequences.

15.	Staff Comment:
The Staff asks for confirmation that the addition of the phrase “and is then decreased each subsequent month during the Enhancement Period” at the end of the second bullet of the Enhancement Benefit section (pgs. 18-19) does not impact the calculation.  The Staff also requests assurance that the Enhancement Benefit works equally for all purchasers, regardless of the date of purchase.

Response:
The phrase “and is then decreased each subsequent month during the Enhancement Period” merely clarifies the downward sloping of the enhancement benefit.  There is no change to the equation.  The Enhancement Benefit works identically for every purchaser of a policy, regardless of date of purchase.

16.	Staff Comment:
The Staff requests the maximum, minimum and representative owner cost of insurance charge for the specified face amount and the additional protection benefit face amount be added to the Monthly Cost of Insurance Charge section (p. 23).

Response:
The maximum, minimum and representative owner cost of insurance charge for the specified face amount and the additional protection benefit face amount have been added to the Monthly Cost of Insurance Charge section.

17.	Staff Comment:
The Staff requests revision to the Federal Tax Considerations (p. 32) to state death benefit proceeds may be subject to estate taxes and your tax advisor should be consulted.

Response:
The last paragraph of the Taxation of Policy Proceeds section within the Federal Tax Considerations section currently states:  “Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.”  We have bolded this text and added “Please contact your tax advisor.”

18.	Staff Comment:
The Staff requests the definition of Net Premium in the Glossary be revised to also state it is the amount invested in accordance with the investment allocations elected.

Response:
The Net Premium definition now reads: Net Premium-The amount You pay as the premium minus the Premium Expense Load that is allocated to the investment options per Your election.

19.	Staff Comment:
The Staff requests the definition of Policy Net Amount at Risk be revised to state this is our risk and why the Policy Net Amount at Risk is important.

Response:
The Policy Net Amount at Risk definition now reads: Policy Net Amount at Risk-The Policy Net Amount at Risk is based on the insurance coverage provided by the Policy.  The Policy Net Amount at Risk equals the Death Benefit provided by the Policy minus your Account Value and represents the liability of the Company at the Insured’s death.  The Policy Net Amount at Risk also determined the amount of Account Value deduction for cost of insurance charges.

20.	Staff Comment:
The Independent Registered Public Accounting Firm section of the Statement of Additional Information should list the physical address of the accounting firm.

Response:
The Independent Registered Public Accounting Firm section of the Statement of Additional Information has been revised to state the physical address of the accounting firm. Additionally, revisions of any provisions in the Statement of Additional Information, consistent with revisions made to the prospectus, have been made.

21.	Staff Comment:
Item 26 of Part C should have subsections (a), (b) and (c).

Response:
Item 26 of Part C has been corrected to add subsections of (a), (b) and (c).

We understand that any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration Statement.

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Please direct all questions and comments to the undersigned at (781)446-1638 or to Joan Boros, Esq. at (202)965-2150.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, Esq.